EMPLOYEE BENEFITS PLANS - Changes in Projected Benefit Obligation (Detail) - Net Periodic Pension Expense - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Benefits obligation, beginning of year			$ 3,455	$ 3,442	$ 3,442
Service cost	$ 2	$ 3	6	8	10	$ 11	$ 10
Interest cost	$ 27	$ 25	77	78	105	108	127
Benefits Obligation, end of year					3,455	3,442
Projected Benefit Obligation
Defined Benefit Plan Disclosure [Line Items]
Benefits obligation, beginning of year			$ 3,455	$ 3,442	3,442	3,497
Service cost					0	0
Interest cost					105	108
Actuarial (gains) losses					144	72
Benefits paid					(236)	(235)
Plan amendments and curtailments					0	0
Benefits Obligation, end of year					$ 3,455	$ 3,442	$ 3,497